Assets and disposal groups classified as held for sale and discontinued operations (Details) - USD ($)	12 Months Ended
	Dec. 31, 2022	Dec. 31, 2020
Disclosure of analysis of single amount of discontinued operations [line items]
Assets and disposal groups classified as held for sale	$ 1,067,000
Impairment charges		$ 71,929,000
Non-current assets held for sale [member]
Disclosure of analysis of single amount of discontinued operations [line items]
Number of offers to sell assets	2
Assets and disposal groups classified as held for sale	1,067,000
Impairment charges	5,994,000
Carrying value of facility before impairment analysis	$ 7,061,000
Spanish Hydroelectric Business, Disposal Group And Discontinued Operation
Disclosure of analysis of single amount of discontinued operations [line items]
Purchase price adjustment on sale		$ 5,399,000